Government grants	9 Months Ended
Sep. 30, 2020
Government Grants [Abstract]
Government grants
14. Government grants
The Company has received payments as part of the Canadian Emergency Wage Subsidy (“CEWS”). The CEWS allows eligible companies to receive a subsidy of employee wages, subject to a maximum. For the first nine months of 2020, this resulted in a benefit to the Company of approximately $2.8 million which resulted in a $1.8 million reduction to operating costs and a $0.6 million reduction to general and administrative costs.